CONDENSED, CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, unless otherwise specified	3 Months Ended	8 Months Ended	3 Months Ended		4 Months Ended		9 Months Ended
	Sep. 30, 2014	Sep. 30, 2014	Sep. 30, 2013 Predecessor		May 13, 2014 Predecessor		Sep. 30, 2013 Predecessor
REVENUES AND OTHER INCOME
Lease revenue	$ 992,604	$ 1,517,172	$ 1,068,610	[1]	$ 1,526,885	[1]	$ 3,142,418	[1]
Net gain on sale of assets	2,786	2,786
Flight equipment marketing and gain on aircraft sales			17,024		56,921		33,777
Other income	31,654	49,480	23,167		44,153		95,079
TOTAL REVENUES AND OTHER INCOME	1,027,044	1,569,438	1,108,801		1,627,959		3,271,274
EXPENSES
Depreciation and amortization	370,237	563,459	459,426	[2]	666,134	[2]	1,386,793	[2]
Asset impairment	1,584	1,871	1,162,112	[3]	49,247	[4]	1,324,937	[4]
Interest expense	199,449	303,811	338,553	[5]	496,535	[5]	1,088,655	[5]
Loss on early extinguishment of debt							17,695
Leasing expenses	18,121	23,666	22,254	[6]	37,619	[6]	43,732	[6]
Transaction and integration related expenses	6,223	50,431
Other expenses			99,230		3,298		108,174
Selling, general and administrative expenses	57,218	88,255	76,541		153,890		240,137
TOTAL EXPENSES	652,832	1,031,493	2,158,116		1,406,723		4,210,123
INCOME (LOSS) BEFORE INCOME TAXES	374,212	537,945	(1,049,315)		221,236		(938,849)
Provision (benefit) for income taxes	60,810	96,831	(367,237)		77,328		(339,557)
NET INCOME (LOSS)	313,402	441,114	(682,078)		143,908		(599,292)
NET INCOME ATTRIBUTABLE TO BENEFICIAL OWNERS	$ 313,402	$ 441,114	$ (682,078)		$ 143,908		$ (599,292)

[1]	Amounts were presented as Rental of flight equipment in the Predecessor financial statements.
[2]	Amounts were presented as Depreciation of flight equipment in the Predecessor financial statements.
[3]	Amounts were presented separately as Aircraft impairment charges on flight equipment held for use of $1,104.6 million and Aircraft impairment charges and fair value adjustments on flight equipment sold or to be disposed of $57.5 million for the three months ended September 30, 2013 in the Predecessor financial statements.
[4]	Amounts were presented separately as Aircraft impairment charges on flight equipment held for use of $0 and $1,139.9 million for the period beginning January 1, 2014 and ending May 13, 2014, and nine months ended September 30, 2013, respectively, and Aircraft impairment charges and fair value adjustments on flight equipment sold or to be disposed of $49.2 million and $185.1 million for the period beginning January 1, 2014 and ending May 13, 2014 and nine months ended September 30, 2013, respectively, in the Predecessor financial statements.
[5]	Amounts were presented as Interest in the Predecessor financial statements.
[6]	Amounts were presented as Aircraft costs in the Predecessor financial statements.